CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 28, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock subject to redemption
Class A common stock subject to possible redemption, outstanding (in shares)		14,375,000
Temporary equity, redemption price per share		$ 10.00
Class A ordinary shares
Class A common stock subject to possible redemption, outstanding (in shares)		14,375,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	14,375,000	14,375,000
Temporary equity, redemption price per share	$ 10.04	$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common shares, shares issued	3,593,750	3,593,750	3,593,750	3,593,750
Common shares, shares outstanding	3,593,750	3,593,750	3,593,750	3,593,750